UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      06/00
                                               _________________

Check here if Amendment [  ]; Amendment Number: _______

  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  New Providence Capital Management, L.L.C.
      _____________________________________________

Address:  2859 Paces Ferry Rd., Suite 2125, Atlanta, GA  30339
         _________________________________________________________

13F File Number:  28-04925
                  ____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lauren Templeton
       _________________________________________

Title:  Research Analyst
       _________________________________________

Phone:  (770) 333-0356
       _________________________________________

Signature, Place, and Date of Signing:

 /s/ Lauren Templeton          Atlanta, GA                    08/14/00
_________________________     ____________________________   _______________
[Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.    (Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
     [If there are no entries in this list, omit this section.]

     13F File Number                    Name

     28-_________________               __________________________

               [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                         ______________

Form 13F Information Table Entry Total:        132
                                         ______________

Form 13F Information Table Value Total:      $34,129
                                         ______________
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                               |---INVESTMENT----|   OTHER   |------VOTING------|
                                                                                   DISCRETION       MANAGER        AUTHORITY
NAME OF ISSUER                   TITLE                       FAIR
                                 OF         CUSIP            MARKET
                                 CLASS      NUMBER           VALUE    SHARES   SOLE  DEFINED OTHER           SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ABERCROMBIE & FITCH CO.          Common     002896207     2,106,125  166,000    X                         166,000
ADVANCED MICRO DEVICES, INC      Common     007903107        65,663      850    X                             850
ADVO, INC                        Common     007585102        88,200    2,100    X                           2,100
ALBEMARLE CORPORATION            Common     012653101        70,656    3,500    X                           3,500
ALCOA INC                        Common     013817101        31,094    1,030    X                           1,030
AMERICAN EAGLE OUTFITTERS        Common     02553E106     1,274,000   91,000    X                          91,000
AMPHENOL CORPORATION             Common     032095101        79,425    1,200    X                           1,200
APACHE CORP.                     Common     037411105        17,238      350    X                             350
APLLIED INDUSTRIAL TECHNOLOGIES  Common     03820C105        73,700    4,400    X                           4,400
APPLEBEE'S INTERNATIONAL, INC    Common     037899101        66,688    2,200    X                           2,200
APPLIED MICRO CIRCUITS CORP.     Common     03822W109        78,988      800    X                             800
ARGOSY GAMING COMPANY            Common     040228108        64,688    4,500    X                           4,500
ASPEN TECHNOLOGY, INC.           Common     045327103        84,700    2,200    X                           2,200
ASYST TECHNOLOGIES, INC          Common     04648X107        78,775    2,300    X                           2,300
AT&T CORP.                       Common     001957109       178,150    5,600    X                           5,600
AVX CORPORATION                  Common     002444107        54,194    2,350    X                           2,350
AXENT TECHNOLOGIES, INC          Common     05459C101       104,213    4,200    X                           4,200
AZTAR CORPORATION                Common     054802103        13,950      900    X                             900
BEMIS COMPANY, INC               Common     081437105        68,250    2,000    X                           2,000
BJ SERVICES COMPANY              Common     055482103        69,438    1,100    X                           1,100
BRADY CORPORATION                Common     104674106        78,000    2,400    X                           2,400
BRIGHTPOINT, INC                 Common     109473108        58,863    6,800    X                           6,800
BROOKS AUTOMATION, INC           Common     11434A100        89,513    1,400    X                           1,400
BUCKEYE TECHNOLGIES, INC         Common     118255108        85,556    3,900    X                           3,900
CANADIAN PACIFIC LIMITED         Common     135923100        91,875    3,500    X                           3,500
CATERPILLAR                      Common     149123101       636,850   18,800    X                          18,800
CHEVRON CORP.                    Common     166751107       307,474    3,620    X                           3,620
CINCINNATI FINANCIAL CORP.       Common     172062101        59,731    1,900    X                           1,900
CITY NATIONAL CORPORATION        Common     178566105        74,550    2,100    X                           2,100
COMMERCE ONE, INC                Common     200693109         3,677       81    X                              81
COMPUWARE CORPORATION            Common     205638109     1,473,250  142,000    X                         142,000
CONEXANT SYSTEMS, INC            Common     207142100         9,712      300    X                             300
CREDENCE SYSTEMS CORPORATION     Common     225302108        66,225    1,200    X                           1,200
CUBIST PHARMACEUTICALS, INC.     Common     229678107        83,725    1,700    X                           1,700
CYPRESS SEMICONDUCTOR CORP       Common     232806109        97,406    2,350    X                           2,350
DEVON ENERGY CORPORATION         Common     25179M103        72,475    1,300    X                           1,300
DIAMOND TECHNOLOGY PARTNERS, INC Common     252762109        96,800    1,100    X                           1,100
DOCUMENTUM, INC.                 Common     256159104       151,938    1,700    X                           1,700
DOW JONES & COMPANY, INC         Common     260561105        76,519    1,050    X                           1,050
DU PONT E I DE NEMOURS           Common     263534109       429,949    9,782    X                           9,782
EASTMAN KODAK                    Common     277461109       782,578   13,125    X                          13,125
ENERGEN CORP                     Common     29265N108        12,294      900    X                             900
ENTREMED, INC                    Common     29382F103     1,496,875   50,000    X                          50,000
EXXON MOBIL CORP. COM            Common     30231G102       650,765    8,290    X                           8,290
FIRST AUSTRALIA PRIME INCOME FUNDCommon     318653102     2,775,000  600,000    X                         600,000
GBC BANCORP                      Common     361475106        78,975    2,700    X                           2,700
GELTEX PHARMACEUTICALS, INC      Common     368538104        77,663    3,800    X                           3,800
GENERAL MOTORS CORPORATION       Common     370442105       756,389   13,040    X                          13,040
GOODYEAR TIRE & RUBBER CO.       Common     382550101       120,000    6,000    X                           6,000
HELIX TECHNOLOGY CORPORATION     Common     423319102        74,100    1,900    X                           1,900
HOLLINGER INTERNATIONAL, INC     Common     435569108        61,594    4,500    X                           4,500
HS RESOURCES, INC                Common     404297103        81,506    2,700    X                           2,700
INACOM CORP.                     Common     45323G109           270    4,500    X                           4,500
INTEGRATED DEVICE TECHNOLOGY     Common     458118106        77,838    1,300    X                           1,300
INTEGRATED SILICON SOLUTION, INC Common     45812P107        87,400    2,300    X                           2,300
INTERNATIONAL PAPER CO.          Common     460146103       397,997   13,350    X                          13,350
J.P. MORGAN & CO. INC            Common     616880100       739,489    6,715    X                           6,715
JAKKSPACIFIC, INC.               Common     47012E106     1,357,000   92,000    X                          92,000
KEMET CORPORATION                Common     488360108        68,472    2,750    X                           2,750
KENNETH COLE PRODUCTIONS         Common     193294105        90,000    2,250    X                           2,250
KENT ELECTRONICS CORPORATION     Common     490553104        99,131    3,300    X                           3,300
KERR MCGEE                       Common     492386107        16,612      300    X                             300
KIRBY CORPORATION                Common     497226106        67,000    3,200    X                           3,200
KNIGHT TRADING GROUP, INC.       Common     499063105        86,287    2,950    X                           2,950
LITTELFUSE, INC                  Common     537008104       107,800    2,200    X                           2,200
LTX CORPORATION                  Common     502392103        80,356    2,300    X                           2,300
MESABA HOLDINGS, INC.            Common     59066B102     1,180,969  123,500    X                         123,500
METRIS COMPANIES                 Common     591598107        76,313    3,000    X                           3,000
MICHAELS STORES, INC.            Common     594087108       114,531    2,500    X                           2,500
MINNESOTA MNG & MFG CO.          Common     604059105       788,839    9,540    X                           9,540
MONACO COACH CORPORATION         Common     60886R103     1,320,844   96,500    X                          96,500
M-SYSTEMS FLASH DISK PIONEER     Common     2569640          93,450    1,200    X                           1,200
MURPHY OIL CORPORATION           Common     626717102        71,400    1,200    X                           1,200
NBTY, INC.                       Common     628782104        31,875    5,000    X                           5,000
NETWORK APPLIANCE, INC           Common     64120L104        80,500    1,000    X                           1,000
NEWFIELD EXPLORATION COMPANY     Common     651290108        71,488    1,900    X                           1,900
NVIDIA CORPORATION               Common     67066G104        76,275    1,200    X                           1,200
OAKLEY, INC                      Common     673662102        77,350    6,800    X                           6,800
OCEAN ENERGY, INC.               Common     67481E106        85,807    6,300    X                           6,300
OCULAR SCIENCES,INC              Common     675744106     1,139,750   97,000    X                          97,000
OUTBACK STEAKHOUSE, INC          Common     689899102            15        1    X                               1
PALL CORP.                       Common     696429307        14,350      700    X                             700
PALM HARBOR HOMES, INC           Common     696639103        29,000    2,000    X                           2,000
PARAMETRIC TECHNOLOGY            Common     699173100         1,100      100    X                             100
PC CONNECTION, INC.              Common     69318J100        96,900    1,700    X                           1,700
PHILIP MORRIS COS INC            Common     718154107       856,800   32,256    X                          32,256
PIER 1 IMPORTS, INC              Common     720279108        84,469    8,500    X                           8,500
POGO PRODUCING COMPANY           Common     730448107        90,694    4,200    X                           4,200
POLYCOM, INC                     Common     73172K104        75,275      800    X                             800
PRI AUTOMATION, INC              Common     69357H106        85,008    1,300    X                           1,300
QRS CORPORATION                  Common     74726X105        24,563    1,000    X                           1,000
RADIAN GROUP, INC.               Common     750236101        71,750    1,400    X                           1,400
RAYMOND JAMES FINANCIAL, INC     Common     754730109     1,125,000   50,000    X                          50,000
ROADWAY EXPRESS, INC.            Common     769742107        17,062      750    X                             750
ROBOTIC VISION SYSTEMS, INC.     Common     771074101        79,200    4,400    X                           4,400
SANDISK CORPORATION              Common     80004C101        85,663    1,400    X                           1,400
SBC COMMUNICATIONS               Common     78387G103       538,463   12,450    X                          12,450
SCP POOL CORPORATION             Common     784028102        74,025    3,150    X                           3,150
SEARS ROEBUCK & CO.              Common     812387108       270,788    8,300    X                           8,300
SEMETECH CORPORATION             Common     816850101        91,781    1,200    X                           1,200
SEMITOOL, INC                    Common     816909105        86,563    5,000    X                           5,000
SILICON STORAGE TECHNOLOGY, INC  Common     827057100       101,559    1,150    X                           1,150
SILICON VALLEY BANCSHARES        Common     827064106        84,184    1,975    X                           1,975
SITEL CORP.                      Common     82980K107        17,550    2,700    X                           2,700
SOUTHWEST SECURITIES GROUP, INC  Common     845224104        86,719    2,500    X                           2,500
ST. MARY LAND & EXPLORATION CO   Common     792228108        84,125    2,000    X                           2,000
STARBUCKS CORPORATION            Common     855244109         3,322       87    X                              87
STARTEK, INC.                    Common     85569C107        55,413    1,100    X                           1,100
STMICROELECTRONICS               Common     861012102        77,025    1,200    X                           1,200
STONE ENERGY CORP.               Common     861642106        16,472      350    X                             350
SYBASE, INC                      Common     871130100       242,813    7,000    X                           7,000
TECHNITROL, INC                  Common     878555101        82,344      850    X                             850
TEEKAY SHIPPING CORPORATION      Common     2933795          72,325    2,200    X                           2,200
TELCOM SEMICONDUCTOR, INC        Common     879219107        72,675    1,800    X                           1,800
TELETECH HOLDINGS, INC           Common     879939106        77,656    2,500    X                           2,500
TEXAS INDUSTRIES, INC            Common     882491103        15,875      500    X                             500
THE BUCKLE, INC.                 Common     118440106     1,081,000   92,000    X                          92,000
THE CHEESECAKE FACTORY INC       Common     163072101        79,750    2,900    X                           2,900
THE TALBOTS, INC                 Common     874161102        81,281    1,500    X                           1,500
THE TIMBERLAND COMPANY           Common     887100105        78,100    1,100    X                           1,100
THREE-FIVE SYSTEMS, INC          Common     88554L108        64,900    1,100    X                           1,100
TIFFANY & CO.                    Common     886547108        90,872    1,550    X                           1,550
TRENDWEST RESORTS, INC           Common     894917103       999,750   62,000    X                          62,000
TRIQUINT SEMICONDUCTOR           Common     89674K103        13,628      350    X                             350
ULTRAMAR DIAMOND SHAMROCK CORP   Common     904000106        72,500    2,900    X                           2,900
UNIONBANCAL                      Common     908906100        47,031    2,500    X                           2,500
VALERO ENERGY CORPORATION        Common     91913Y100        87,850    2,800    X                           2,800
VINTAGE PETROLEUM, INC           Common     927460105        72,200    3,200    X                           3,200
VISHAY INTERTECHNOLOGY, INC      Common     928298108        68,202    1,875    X                           1,875
VISX, INC                        Common     92844S105     2,132,750   76,000    X                          76,000
WADDELL & REED FINL INC          Common     930059100        19,012      600    X                             600
WESTVACO CORPORATION             Common     961548104        86,375    3,450    X                           3,450


